UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21181______

_______BlackRock Municipal 2020 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal 2020 Term Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2006

BlackRock Municipal 2020 Term Trust (BKK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.2%
			California—22.6%
A+	$12,000		California GO, 5.00%, 11/01/22	11/13 @ 100	$ 12,604,440
			Foothill/Eastern Corridor Agcy. Toll Rd. Cap. Apprec. RB,
BBB	12,500		Zero Coupon, 1/15/21	01/10 @ 53.346	5,496,250
BBB	10,000		Zero Coupon, 1/15/22	01/10 @ 50.177	4,136,800
			Golden St. Tobacco Sec. Corp. RB,
BBB	3,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,364,800
BBB	12,010		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	13,556,047
BBB	975		Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,192,640
BBB	1,470		Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,798,133
AAA	20,000	[3]	Ser. B, 5.375%, 6/01/10	N/A	21,248,000
AAA	6,865		Riverside Cnty. RB, Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,906,435
A+	5,000		Statewide Cmntys. Dev. Auth. RB, John Muir Hlth. Proj., Ser. A, 5.00%, 8/15/22	08/16 @ 100	5,282,800

					71,586,345

			Colorado—1.7%
AAA	4,500		E-470 Pub. Hwy. Auth. Cap. Apprec. RB, Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	2,210,085
Baa2	3,000		Park Creek Met. Dist. RB, 5.25%, 12/01/25	12/15 @ 101	3,118,410

					5,328,495

			District of Columbia—5.1%
			RB, Friendship Pub. Charter Sch., Inc. Proj.
A	3,320		5.00%, 6/01/23, ACA	06/14 @ 100	3,385,371
A	2,680		5.75%, 6/01/18, ACA	06/14 @ 100	2,911,069
AAA	5,000		Met. Washington Arpts. Auth. Arpt. Sys. RB, Ser. C-2, 5.00%, 10/01/24, FSA, AMT	10/14 @ 100	5,244,950
BBB	4,215		Tobacco Settlement Fin. Corp. Asset Bkd. RB, 6.50%, 5/15/33	No Opt. Call	4,919,874

					16,461,264

			Florida—14.8%
NR	830		Baywinds Cmnty. Dev. Dist. SA, Ser. B, 4.90%, 5/01/12	No Opt. Call	837,985
NR	4,690		Bellago Edl. Facs. Benefit Dist. SA, Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,849,085
Baa2	1,500		Cap. Trust Agcy. Multi-Fam. Hsg. RB, American Oppty. Proj., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,478,715
NR	3,000		CFM Cmnty. Dev. Dist. Cap. Impvt. RB, Ser. B, 5.875%, 5/01/14	No Opt. Call	3,072,300
NR	4,320		Grand Hampton Cmnty. Dev. Dist. Cap. Impvt. RB, 6.10%, 5/01/24	05/13 @ 101	4,533,321
NR	4,025		Habitat Cmnty. Dev. Dist. SA, 5.80%, 5/01/25	05/14 @ 101	4,205,642
BB+	5,475		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,191,130
NR	4,525		Middle Vlg. Cmnty. Dev. Dist. SA, Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,696,226
NR	1,000		Pine Islands Cmnty. Dev. Dist. Util. Sys. RB, 5.30%, 11/01/10	No Opt. Call	996,370
NR	6,080		Stevens Plantation Cmnty. Dist. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	6,262,339
NR	3,480		Vlg. Cmnty. Dev. Dist. No. 5 SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,677,107
NR	5,810		Westchester Cmnty. Dev. Dist. No. 1 SA, 6.00%, 5/01/23	05/13 @ 101	6,165,398

					46,965,618

			Georgia—1.6%
BBB	2,500		Milledgeville Baldwin Cnty. Dev. Auth. RB, Georgia Coll. & St. Univ. Fndtn. Proj.,
			5.50%, 9/01/24	09/14 @ 101	2,672,575
BBB	2,350		Richmond Cnty. Dev. Auth. Env. Impvt. RB, 5.75%, 11/01/27, AMT	11/13 @ 100	2,470,978

					5,143,553

			Illinois—12.5%
NR	2,155	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,209,414
			Chicago O’Hare Intl. Arpt. RB,
AAA	5,000		Ser. A, 5.00%, 1/01/21, AMBAC	01/16 @ 100	5,323,150
AAA	7,000		Ser. A, 5.00%, 1/01/22, AMBAC	01/16 @ 100	7,441,350
A-	5,000		Dev. Fin. Auth. RB, Depaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,335,800
AAA	4,800		Edl. Fac. Auth. RB, Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	5,077,584
			Fin. Auth. Student Hsg. RB, MJH Ed. Asst. Living Proj.,
Baa2	2,725		Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,784,187
Baa2	3,250		Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,467,620
Baa3	1,075		Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,091,404
AAA	13,455		Met. Pier & Expo. Auth. Ded. RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon,
			6/15/22, MBIA	No Opt. Call	6,742,839

					39,473,348

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Indiana—5.0%
BBB	$10,000		Indianapolis Arpt. Auth. RB, FedEx Corp. Proj., 5.10%, 1/15/17, AMT	No Opt. Call	$ 10,590,200
NR	5,140		Vincennes Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	5,134,089

					15,724,289

			Kansas—1.1%
AAA	6,440		Wyandotte Cnty. Unified Gov’t. SO RB, Intl. Speedway Proj., Zero Coupon, 12/01/20, MBIA	No Opt. Call	3,420,220

			Louisiana—0.7%
BBB	2,000		De Soto Parish Env. Impvt. RB, Ser. A, 5.85%, 11/01/27, AMT	11/13 @ 100	2,114,800

			Maryland—5.5%
			Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj.,
NR	3,000		6.625%, 7/01/25	07/07 @ 102	3,089,940
NR	5,171		Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,258,080
BBB+	8,500		Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth. Proj., 5.375%, 8/15/24	08/14 @ 100	9,057,090

					17,405,110

			Massachusetts—1.5%
BBB	4,500		Dev. Fin. Agcy. Sld. Wst. Disp. RB, Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14, AMT	No Opt. Call	4,792,050

			Minnesota—0.4%
A2	1,250		Higher Ed. Facs. Auth. RB, Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,316,425

			Mississippi—1.0%
BBB	3,000		Warren Cnty. Env. Impvt. RB, Intl. Paper Proj., Ser. A, 5.85%, 11/01/27, AMT	11/13 @ 100	3,172,200

			Missouri—3.5%
BBB+	5,000		Dev. Fin. Brd. RB, Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,300,600
AA	5,500		Hlth. & Ed. Fac. Auth. RB, BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	5,827,250

					11,127,850

			Multi-State—7.3%
			Charter Mac Equity Issuer Trust,
A3	1,000	[4]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,077,730
A3	2,500	[4]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,770,650
Baa1	4,000	[4]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,230,240
Baa1	2,500	[4]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,705,675
			Munimae TE Bond Subsidiary, LLC,
Baa2	5,000	[4]	Ser. C1, 5.80%, 6/30/49	09/14 @ 100	5,100,650
Baa2	5,000	[4]	Ser. C2, 5.80%, 6/30/49	09/19 @ 100	5,086,750
Baa3	2,000	[4]	Ser. D, 5.90%, 9/15/49	09/15 @ 101	2,044,740

					23,016,435

			Nevada—2.2%
A+	5,000		Clark Cnty. Econ. Dev. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/20	05/16 @ 100	5,264,950
NR	1,765		Henderson Local Impvt. Dist. No. T18 SA, 5.15%, 9/01/21	03/07 @ 103	1,789,392

					7,054,342

			New Hampshire—4.9%
Aaa	10,000		Bus. Fin. Auth. PCRB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	10,265,000
A-	5,000		Hlth. & Ed. Fac. RB, Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,342,250

					15,607,250

			New Jersey—11.7%
			Econ. Dev. Auth. RB,
BBB	11,500		Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	12,098,460
B	5,000		Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	5,247,150
B	1,500		Continental Airlines, Inc. Proj., 9.00%, 6/01/33, AMT	06/13 @ 101	1,825,020
BBB-	1,000		First Mtg. Winchester Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,011,840
Baa3	7,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31, AMT	No Opt. Call	8,870,025
Baa1	4,000		Hlth. Care Fac. Fin. Auth. RB, Cap. Hlth. Sys. Oblig. Grp. Proj., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,316,600
			Middlesex Cnty. Impvt. Auth. RB,
NR	2,500		Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,580,725
Baa1	1,000		Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	1,024,920

					36,974,740

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—8.4%
			New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj.,
B	$ 5,635		7.625%, 8/01/25, AMT	08/16 @ 101	$6,618,871
B	5,000		7.75%, 8/01/31, AMT	08/16 @ 101	5,911,800
AAA	8,500		Energy Research & Dev. RB, Brooklyn Union Gas/Keyspan Proj., Ser. A, 4.70%,
			2/01/24, FGIC, AMT	02/16 @ 100	8,666,770
AA-	5,000		Tobacco Settlement Fin. Corp. SA, Ser. B1, 5.50%, 6/01/20	06/13 @ 100	5,437,400

					26,634,841

			Ohio—4.9%
			Cuyahoga Cnty. RB, Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,000		6.00%, 1/01/19	07/13 @ 100	3,349,410
Aa3	10,000		6.00%, 1/01/20	07/13 @ 100	11,145,900
NR	1,100		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,153,273

					15,648,583

			Oklahoma—1.2%
B	3,350		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	3,840,909

			Pennsylvania—6.1%
BBB+	6,680		Higher Edl. Fac. RB, La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	7,107,119
A+	10,000		Lancaster Cnty. Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,950,500
NR	1,275		Montgomery Cnty. Indl. Dev. Auth. RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,351,424

					19,409,043

			Puerto Rico—4.8%
BBB	3,300		Comnwlth. Pub. Impvt. GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	3,613,170
A3	10,900		Elec. Pwr. Auth. RB, Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,512,144

					15,125,314

			Rhode Island—1.5%
Baa2	4,500	[3]	Hlth. & Edl. Bldg. Corp. Hosp. Fin. RB, Ser. A, 5.875%, 9/15/08	N/A	4,691,610

			Tennessee—3.5%
AA-	10,000		Energy Aquisition Corp. RB, Ser. A, 5.25%, 9/01/20	No Opt. Call	11,119,500

			Texas—5.9%
BBB	1,100		Brazos River Auth. PCRB, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38, AMT	No Opt. Call	1,241,185
BBB-	3,500		Port Corpus Christi Indl. Dev. Corp. RB, Valero Proj., Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,638,845
			Tpke. Auth. RB, Central Texas Tpke. Sys. Proj.,
AAA	7,990		Ser. A, Zero Coupon, 8/15/21, AMBAC	No Opt. Call	4,184,044
AAA	8,450		Ser. A, Zero Coupon, 8/15/24, AMBAC	No Opt. Call	3,802,669
			Weatherford Indpt. Sch. Dist. GO,
AAA	6,945		Zero Coupon, 2/15/23, PSF	02/11 @ 50.236	2,916,344
AAA	6,945		Zero Coupon, 2/15/24, PSF	02/11 @ 47.435	2,750,220

					18,533,307

			Trust Territories—1.3%
A	4,000	[4]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	4,028,680

			U.S. Virgin Islands—0.3%
BBB	1,000		Pub. Fin. Auth. RB, Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	1,071,360

			Virginia—7.5%
NR	5,000		Celebrate North Cmnty. Dev. Auth. SA, Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,318,850
BBB	10,000		Charles City Cnty. Econ. Dev. Auth. Sld. Wst. Disp. RB, 5.125%, 8/01/27, AMT	09/06 @ 100	10,249,300
Baa1	7,500		Mecklenburg Cnty. Ind. Dev. Auth. RB, Exempt FAC-UAE LP Proj., 6.50%, 10/15/17, AMT	10/12 @ 100	8,280,225

					23,848,375

			Washington—2.6%
			Washington GO,
AAA	10,000		Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,904,900
AAA	4,630		Mtr. Veh. Proj., Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,379,496

					8,284,396

			Wisconsin—2.1%
			Hlth. & Ed. Fac. Auth. RB, Wheaton Franciscan Svcs. Proj.,
A	2,880		5.50%, 8/15/17	08/13 @ 100	3,093,984
A	3,190		5.50%, 8/15/18	08/13 @ 100	3,409,408

					6,503,392

			Total Long-Term Investments (cost $455,264,924)		485,423,644

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description		Value

			SHORT-TERM INVESTMENTS—1.4%
			New York—0.1%
A-1+	$ 300	[5]	Triborough Brdg. & Tunl. Auth. RB, 3.71%, 10/05/06, FRWD	N/A	$ 300,000

			Tennessee—0.6%
VMIG1	1,800	[5]	Montgomery Cnty. Pub. Bldg. Auth. RB, 3.85%, 10/02/06, FRDD	N/A	1,800,000

	Shares
	(000)

			Money Market Fund—0.7%
NR	2,350		AIM Tax Free Cash Reserve Portfolio	N/A	2,350,000

			Total Short-Term Investments (cost $4,450,000)		4,450,000

			Total Investments—154.6% (cost $459,714,9246)		$ 489,873,644
			Other assets in excess of liabilities—1.5%		4,601,813
			Preferred shares at redemption value, including dividends payable—(56.1)%		(177,679,227)

			Net Assets Applicable to Common Shareholders—100%		$ 316,796,230

[1]	Using the highest of Standard & Poor’s, Moody’s Investmors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2006, the Trust held 9.2% of its net assets, with a current market value of $29,254,529, in securities restricted as to resale.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[6]	Cost for Federal income tax purposes is $459,687,475. The net unrealized appreciation on a tax basis is $30,186,169, consisting of $30,191,538 gross unrealized appreciation and $5,369 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	PSF	—	Public School Fund Guaranteed
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	SO	—	Special Obligation
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation	TA	—	Tax Allocation

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal 2020 Term Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006